Restricted financial assets	12 Months Ended
Dec. 31, 2025
Disclosure Restricted Financial Assets [Line Items]
Restricted financial assets
Note 22
Restricted and transferred financial assets
This Note
provides information
about restricted
financial assets
(Note 22a),
transfers of
financial assets
(Note 22b
and
22c) and financial assets that are received as collateral with the right to resell or repledge these assets (Note 22d).
a) Restricted financial assets
Restricted financial
assets consist
of assets
pledged as
collateral against
an existing
liability or
contingent liability
and
other assets that are otherwise explicitly restricted such that they cannot be used to secure funding.
Financial
assets
pledged
as
collateral
include
pledged
mortgage
loans,
which
serve
as
collateral
for
existing
liabilities
against Swiss mortgage
institutions and US
Federal Home Loan
Banks, and in
connection with the
issuance of covered
bonds. Existing liabilities
against Swiss central
mortgage institutions and
US Federal Home
Loan Banks and
for existing
covered bond issuances were USD 54.0 bn as of 31 December 2025 (31 December 2024: USD 48.4 bn).
Other financial
assets are
pledged as
collateral in
relation to
securities lending
transactions and
in repurchase
transactions,
which are generally
entered into under
standard market
agreements. For securities
lending, the cash
received as collateral
may
be
more
or
less
than
the
fair
value
of
the
securities
loaned,
depending
on
the
nature
of
the
transaction.
For
repurchase agreements, the
fair value of
the collateral sold
under an agreement
to repurchase is
generally in excess
of
the cash borrowed.
Other restricted
financial assets
include assets
protected under
client asset
segregation rules,
assets held
under unit-linked
investment contracts to back related liabilities
to the policy holders and assets
held in certain jurisdictions to comply
with
explicit minimum local
asset maintenance requirements.
The carrying amount
of the liabilities
associated with these
other
restricted financial
assets is
generally equal
to the
carrying amount
of the
assets, with
the exception
of assets
held to
comply with local asset maintenance requirements, for which the associated liabilities are greater.
Restricted financial assets
USD m 31.12.25 31.12.24
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Cash and balances at central banks
1
1,031 876
Financial assets at fair value held for trading 84,065 44,627 71,050 38,532
Loans and advances to customers 71,189 71,887
Financial assets at fair value not held for trading 4,670 3,202 3,645 2,566
Other financial assets measured at amortized cost 10,150 8,689 8,703 7,891
Financial assets measured at fair value through other comprehensive income 43 43
Total financial assets pledged as collateral
171,149
156,160
Other restricted financial assets
Amounts due from banks 2,794 2,473
Financial assets at fair value held for trading 179 264
Cash collateral receivables on derivative instruments 8,406 8,006
Loans and advances to customers 146 186
Other financial assets measured at amortized cost
2
4,852 4,184
Financial assets at fair value not held for trading 24,467 20,377
Financial assets measured at fair value through other comprehensive income 1,843 1,863
Other
285
128
Total other restricted financial assets
42,971
37,481
Total financial assets pledged and other restricted financial assets
3 214,120
193,641
1 Predominantly reflects assets pledged
to the depositor protection
system in Switzerland.
2 Predominantly includes cash
collateral provided to exchanges
and clearing houses to
secure securities trading activity
through those counterparties.
3 Does not include
assets placed with
central banks
related to undrawn
credit lines and
for payment, clearing
and settlement purposes,
as well as
undrawn contingency
funding
facilities (31 December 2025: USD 42.6 bn; 31 December 2024: USD 30.5 bn).
In
addition
to
restrictions
on
financial
assets,
UBS AG
and
its
subsidiaries
are,
in
certain
cases,
subject
to
regulatory
requirements that
affect the
transfer of
dividends and
capital within
UBS AG, as
well as
intercompany lending.
Supervisory
authorities may also
require entities to
measure capital
and leverage ratios
on a stressed
basis, such as
the Federal Reserve
Board’s Comprehensive Capital Analysis and Review (CCAR) process, which may limit the relevant subsidiaries’ ability to make distributions of capital based on the results of those tests.
Supervisory
authorities
generally
have
discretion
to
impose
higher
requirements or
to
otherwise
limit
the
activities
of
subsidiaries.
Non-regulated subsidiaries are generally not subject to such requirements and transfer restrictions. However, restrictions can
also
be
the
result
of
different
legal,
regulatory,
contractual,
entity-
or
country-specific
arrangements
and
/
or
requirements.